Financial Risk Management - Schedule of Demonstrates the Financial Debts (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Demonstrates the Financial Debts [Abstract]
Total derivatives (Note 7)	R$ (7,212)	R$ (7,458)
Loans, financing and debentures (Note 17)	1,024,300	885,519
Total acquisitions payable (Note 19)	18,079	24,445
Liabilities	1,035,167	902,506
Less: cash and cash equivalents (Note 6.1)	(168,499)	(142,908)	R$ (170,953)	R$ (383,837)
Less: marketable securities (Notes 6.2)	(34,747)	(16,908)
Total Securities	(203,246)	(159,816)
Net debt (net cash)	831,921	742,690
Total equity	R$ 2,025,309	R$ 2,177,728	R$ 2,179,679	R$ 2,197,142
Leverage ratio	41.08%	34.10%